Stock-based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option, aggregate grant date fair value	$ 259,674
Intrinsic value of options outstanding			$ 17,600,000
Intrinsic value of options exercisable			17,400,000
Number of options to purchase stock vested			$ 0
Weighted-average grant date fair value			$ 6.45	$ 3.02
Fair value of options vested			$ 573,695	$ 1,436,608
Unrecognized stock-based compensation of unvested options			$ 1,709,426
Unrecognized stock-based compensation, expected to be recognized over weighted-average period			1 year 8 months 19 days
Restricted stock units issued			0	0
Number of stock options granted	68,628	0	227,300	546,348
Stock option, strike price	$ 6.82
2020 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares available for grant			8,650,000
2011 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option, aggregate grant date fair value			$ 1,466,644	$ 1,650,487
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Restricted stock units outstanding			0	0